Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:(4)
Year	Summary Compensation Table Total for Joseph W. Gorder(1) ($)	Compensation Actually Paid to Joseph W. Gorder(1,2,3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1,2,3) ($)	TSR ($)	Peer Group TSR ($)	Net Income (loss) ($MM)(5)	Adjusted EPS (loss)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	20,145,093	35,823,343	5,814,701	10,262,307	158.16	174.61	11,528	29.16
2021	22,691,886	26,024,576	8,393,358	7,384,101	90.37	99.85	930	2.81
2020	19,930,640	10,111,711	6,047,117	3,507,113	64.4	61.45	(1,421)	(3.12)

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Joseph W. Gorder was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Jason W. Fraser	Jason W. Fraser	Jason W. Fraser
R. Lane Riggs	R. Lane Riggs	R. Lane Riggs
Gary K. Simmons	Gary K. Simmons	Gary K. Simmons
Cheryl L. Thomas	Cheryl L. Thomas	Cheryl L. Thomas
Donna M. Titzman

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in Valero and in the custom group of peer companies used in our performance graph, respectively. Historical stock performance is not necessarily indicative of future stock performance. Our selected peer group comprises the following ten members: ConocoPhillips; CVR Energy, Inc.; Delek US Holdings, Inc.; the Energy Select Sector SPDR Fund; EOG Resources, Inc.; HF Sinclair Corporation; Marathon Petroleum Corporation; Occidental Petroleum Corporation; PBF Energy Inc.; and Phillips 66. The returns of each component issuer of the group have been weighted according to their stock market capitalization at the beginning of each period. The Energy Select Sector SPDR Fund (XLE) serves as a proxy for stock price performance of the energy sector and includes energy companies with which we compete for capital. We believe that our peer group represents a group of companies for making head-to-head performance comparisons in a competitive operating environment that is primarily characterized by U.S.-based companies that have business models predominantly consisting of downstream refining operations, together with similarly sized energy companies that share operating similarities to us, and that are in adjacent segments of the oil and gas industry.
PEO Total Compensation Amount	$ 20,145,093	$ 22,691,886	$ 19,930,640
PEO Actually Paid Compensation Amount	$ 35,823,343	26,024,576	10,111,711
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and Item 402(v) of Regulation S-K. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Joseph W. Gorder ($)	Exclusion of Change in Pension Value for Joseph W. Gorder ($)	Exclusion of Stock Awards for Joseph W. Gorder ($)	Inclusion of Pension Service Cost for Joseph W. Gorder ($)	Inclusion of Equity Values for Joseph W. Gorder ($)	Compensation Actually Paid to Joseph W. Gorder ($)
2022	20,145,093	—	(12,363,244)	2,036,000	26,005,494	35,823,343
2021	22,691,886	(2,030,418)	(13,360,052)	2,118,000	16,605,160	26,024,576
2020	19,930,640	(5,896,732)	(8,985,826)	1,676,000	3,387,629	10,111,711

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	5,814,701	—	(3,235,371)	503,500	7,179,477	10,262,307
2021	8,393,358	(2,372,413)	(3,684,054)	491,750	4,555,460	7,384,101
2020	6,047,117	(1,304,203)	(2,336,728)	458,800	642,127	3,507,113
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Joseph W. Gorder ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Joseph W. Gorder ($)	Vesting-Date Fair Value of Equity Awards Granted/Vested During Year for Joseph W. Gorder ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Joseph W. Gorder ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Joseph W. Gorder ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Joseph W. Gorder ($)	Total - Inclusion of Equity Values for Joseph W. Gorder ($)
2022	17,787,513	4,003,713	2,181,795	1,657,391	—	375,082	26,005,494
2021	10,553,989	2,098,667	2,617,719	941,140	—	393,645	16,605,160
2020	6,820,535	(3,183,778)	1,939,452	(2,556,287)	—	367,707	3,387,629

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted/Vested During Year Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	4,813,701	1,320,949	421,582	480,136	—	143,109	7,179,477
2021	3,177,355	495,897	469,416	259,934	—	152,858	4,555,460
2020	1,493,115	(500,958)	419,597	(622,691)	(256,077)	109,141	642,127

Non-PEO NEO Average Total Compensation Amount	$ 5,814,701	8,393,358	6,047,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,262,307	7,384,101	3,507,113
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and Item 402(v) of Regulation S-K. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Joseph W. Gorder ($)	Exclusion of Change in Pension Value for Joseph W. Gorder ($)	Exclusion of Stock Awards for Joseph W. Gorder ($)	Inclusion of Pension Service Cost for Joseph W. Gorder ($)	Inclusion of Equity Values for Joseph W. Gorder ($)	Compensation Actually Paid to Joseph W. Gorder ($)
2022	20,145,093	—	(12,363,244)	2,036,000	26,005,494	35,823,343
2021	22,691,886	(2,030,418)	(13,360,052)	2,118,000	16,605,160	26,024,576
2020	19,930,640	(5,896,732)	(8,985,826)	1,676,000	3,387,629	10,111,711

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	5,814,701	—	(3,235,371)	503,500	7,179,477	10,262,307
2021	8,393,358	(2,372,413)	(3,684,054)	491,750	4,555,460	7,384,101
2020	6,047,117	(1,304,203)	(2,336,728)	458,800	642,127	3,507,113
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Joseph W. Gorder ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Joseph W. Gorder ($)	Vesting-Date Fair Value of Equity Awards Granted/Vested During Year for Joseph W. Gorder ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Joseph W. Gorder ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Joseph W. Gorder ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Joseph W. Gorder ($)	Total - Inclusion of Equity Values for Joseph W. Gorder ($)
2022	17,787,513	4,003,713	2,181,795	1,657,391	—	375,082	26,005,494
2021	10,553,989	2,098,667	2,617,719	941,140	—	393,645	16,605,160
2020	6,820,535	(3,183,778)	1,939,452	(2,556,287)	—	367,707	3,387,629

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted/Vested During Year Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	4,813,701	1,320,949	421,582	480,136	—	143,109	7,179,477
2021	3,177,355	495,897	469,416	259,934	—	152,858	4,555,460
2020	1,493,115	(500,958)	419,597	(622,691)	(256,077)	109,141	642,127

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures
Adjusted EPS
Relative TSR

Total Shareholder Return Amount	$ 158.16	90.37	64.4
Peer Group Total Shareholder Return Amount	174.61	99.85	61.45
Net Income (Loss)	$ 11,528,000,000	$ 930,000,000	$ (1,421,000,000)
Company Selected Measure Amount | $ / shares	29.16	2.81	(3.12)
PEO Name	Joseph W. Gorder
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO or other NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments in accordance with Item 402(v) of Regulation S-K as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	Net income represents net income attributable to Valero stockholders. We determined Adjusted EPS to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is a non-GAAP financial measure. See “Compensation Discussion and Analysis—Elements of Executive Compensation—Annual Incentive Bonus” elsewhere in this proxy statement for adjustments and a description of how Adjusted EPS is calculated from our audited financial statements. Adjustments for 2021 and 2020 amounts and a description of how such amounts are calculated from our audited financial statements can be found in the “Compensation Discussion and Analysis—Elements of Executive Compensation—Annual Incentive Bonus” sections of our proxy statements filed with the SEC on March 17, 2022, and March 18, 2021, respectively.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Adjustment, Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 2,030,418	$ 5,896,732
Adjustment, Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,363,244	13,360,052	8,985,826
Adjustment, Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,036,000	2,118,000	1,676,000
Adjustment, Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,005,494	16,605,160	3,387,629
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	17,787,513	10,553,989	6,820,535
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	4,003,713	2,098,667	3,183,778
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	2,181,795	2,617,719	1,939,452
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	1,657,391	941,140	2,556,287
PEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	375,082	393,645	367,707
Non-PEO NEO [Member] | Adjustment, Average Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,372,413	1,304,203
Non-PEO NEO [Member] | Adjustment, Average Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,235,371	3,684,054	2,336,728
Non-PEO NEO [Member] | Adjustment, Average Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	503,500	491,750	458,800
Non-PEO NEO [Member] | Adjustment, Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,179,477	4,555,460	642,127
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	4,813,701	3,177,355	1,493,115
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	1,320,949	495,897	500,958
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	421,582	469,416	419,597
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	480,136	259,934	622,691
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	143,109	152,858	109,141
Non-PEO NEO [Member] | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Inclusion of Equity Values	$ 0	$ 0	$ 256,077